Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests	¥ 1,253,996	¥ 178,090	[1]	¥ 793,238	[1]
Other comprehensive income (loss), net of tax (Note 20):
Net unrealized gains (losses) on investment securities	230,308	12,961		(249,781)
Net debt valuation adjustments (Note 14)	(2,178)	(8,552)		3,505
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(7,025)	(13,245)		1,808
Defined benefit plans (Note 13)	109,838	103,572		(131,493)
Foreign currency translation adjustments	(104,778)	(143,210)		(356,677)
Total	226,165	(48,474)		(732,638)
Comprehensive income	1,480,161	129,616		60,600
Net income (loss) attributable to noncontrolling interests	25,836	(24,590)		(9,094)
Other comprehensive income (loss) attributable to noncontrolling interests	1,320	(24,765)		27,773
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 1,453,005	¥ 178,971		¥ 41,921

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and prior year amounts were revised. See Note 1 for further information.